Loss Before Tax - Summary of Loss Before Tax Stated After Charging (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Material income and expense [abstract]
Amortization	£ 239	£ 535	£ 478
Depreciation	£ 473	£ 407	£ 412